Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities

15.Accrued liabilities and other current liabilities

	December 31,
	2024	2025
	RMB	RMB
Broadcasters cost and revenue sharing fees	778,407	570,483
Salaries and welfare	169,022	170,420
Payable for construction in progress	72,090	62,124
Marketing and promotion expenses	58,877	53,013
License fees and content cost	74,590	44,611
Other taxes payable	34,652	41,783
Bandwidth and server custody fees	44,096	32,014
Deposits from content providers, suppliers and advertising customers	41,400	5,630
Others	87,815	52,359
Total	1,360,949	1,032,437